Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Commitments and Contingencies
Note 8 Committments, Contingencies and Other Matters

(A)	Other Matters

In April 2010, the Company entered into a factoring agreement (the "agreement") and sold its accounts receivable.  During 2010, the Company entered into legal proceedings with the factor, as a result of the Company’s customers not remitting funds directly to the factor.

A settlement, of $96,783, was reached on November 10, 2010. During 2010, the Company repaid $25,000, leaving a remaining balance of $71,783 due to factor.  In January 2011, the Company paid $10,000.

On December 22, 2010, the Company became involved in a business dispute with a manufacturer, seller and distributor of their product line (the “manufacturer”) regarding their respective obligations. The parties settled their dispute in private mediation.  As a result of the settlement, the Company agreed to pay a maximum of $425,000.  The Company issued 511,509 shares in 2010 of common stock having a fair value of $100,000.  The Company settled the balance due in 2011, by issuing 4,932,500 shares of common stock, having a fair value of $187,435.  The Company recorded a loss on debt settlement of $88,785.

On February 28, 2011, the remaining $65,930, inclusive of fees and interest, was settled with the issuance of 2,187,666 shares of common stock, having a fair value of $126,885. The Company recorded a loss on this debt settlement of $60,955. This has been included as component of stock issued to settle accounts payable and accrued expenses (Note 7).

At September 30, 2011, the Company no longer factors its accounts receivable.

(B)	Litigations, Claims and Assessments

From time to time, the Company may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm its business.

Other legal matters to which the Company is party do exist. The outcome of these matters is not probable nor reasonably estimable. The Company intends to defend these matters vigorously.

(C) Taxes

As of September 30, 2011, accounts payable and accrued expenses included a balance of approximately $196,000 pertaining to accrued payroll taxes.  The taxes represent employee withholdings that have yet to be remitted to the taxing agencies. The balance consists of the following;

Prior to the Company becoming a publicly traded company in February 2010, the Company existed as an LLC, which had accrued payroll taxes/penalties/interest of approximately $53,000.

As of the filing of this report, the Company repaid approximately $55,000.  The remaining $141,000 is expected to be repaid in the fourth quarter of 2011

Accrued payroll taxes – MusclePharm, Inc.	$101,000
Accrued payroll taxes/penalties/interest – MusclePharm, LLC	$53,000
Accrued penalties and interest - MusclePharm, Inc	$42,000
$196,000
Payment in October 2011	$(55,000)
Balance due	$141,000

Note 8 Contingencies

(A)	Operating Lease

In August 2010, the Company leased office space under a non-cancelable operating lease, expiring in December 2015.

Future minimum annual rental payments are as follows:

Year Ended December 31,

2011	$81,193
2012	87,560
2013	93,448
2014	99,576
2015	105,704

Total minimum lease payments	$467,481

Rent expense for the years ended December 31, 2010 and 2009 was $138,357 and $22,260, respectively.

(B)	Factoring Agreement

In April 2010, the Company entered into a factoring agreement (the "agreement") and sold its accounts receivable.  During 2010, the Company entered into legal proceedings with the factor, as a result of the Company’s customers not remitting funds directly to the factor.

A settlement, of $96,783, was reached. During 2010, the Company repaid $25,000, leaving a remaining balance of $71,783 due to factor.  In January 2011, the Company paid $10,000.

At December 31, 2010, the Company no longer factors its accounts receivable.

On February 28, 2011, the remaining $65,930, inclusive of fees and interest, was settled with the issuance of 2,187,666 shares of common stock, having a fair value of $131,206 ($0.06/share), based upon the quoted closing trading price. The Company recorded a loss on debt settlement of $65,330.

(C) Litigations, Claims and Assessments

From time to time, the Company may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm its business.

The Company is not currently aware of any legal proceedings or claims that they believe will have, individually or in the aggregate, a material adverse affect on its business, financial condition or operating results: